Convertible Notes (Details)	Dec. 06, 2024 USD ($)
Convertible Note [Member]
Convertible Notes [Line Items]
Principal amount	$ 50,000,000
Pre-paid Advance [Member]
Convertible Notes [Line Items]
Principal amount	15,000,000
Selling securityholder pre-advance	15,000,000
Commitment amount	$ 50,000,000
Principal amount discount rate	10.00%
First Pre-paid Advance [Member]
Convertible Notes [Line Items]
Principal amount	$ 3,000,000
Second Pre-paid Advance [Member]
Convertible Notes [Line Items]
Principal amount	3,000,000
Third Pre-paid Advance [Member]
Convertible Notes [Line Items]
Principal amount	$ 2,000,000